Note 11 - Contingencies	3 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies

From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at February 28, 2017, and continuing as at April 11, 2017, the Company is not aware of any pending or threatened material litigation claims except as disclosed in Note 14.